Pay vs Performance Disclosure		12 Months Ended
		Jan. 03, 2026 USD ($) $ / shares		Dec. 28, 2024 USD ($) $ / shares	Dec. 30, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Jan. 01, 2022 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance

Set forth below are certain disclosures related to executive compensation and company performance using selected financial performance measures required by Item 402(v) of Regulation S-K. The table below discloses: (i) the total compensation paid (as reported in the Summary Compensation Table (“SCT”)) and the compensation actually paid (“CAP”) to the individuals who served as the Company’s CEO; (ii) the average of the total compensation paid (as reported in the SCT) and the average CAP to the individuals who served as non-CEO NEOs; (iii) the cumulative total stockholder return of the Company and peer group cumulative total stockholder return; (iv) net income; (v) Adjusted EBITDA, and (vi) Adjusted EPS. CAP is calculated in the manner required by Item 402(v) of Regulation S-K.

Please refer to the Compensation Discussion and Analysis for a discussion of the Company’s executive compensation policies and programs and an explanation of the Company’s executive compensation review process.

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO(1)(2)(5)	Average Summary Compensation Table Total for Non-CEO NEOs	Average Compensation Actually Paid to Non-CEO NEOs(1)(2)(5)	Total Stockholder Return	Peer Group Total Stockholder Return(3)	Net Income (in Thousands)		Supplemental Measure: Adjusted EBITDA (in thousands)(4)		Company Selected Measure: Adjusted EPS (per share)(4)
2025	$8,207,849	$10,955,546	$2,993,031	$3,860,860	$115.32	$167.10	$367,267	(6)	$719,490	(6)	$8.39	(6)
2024	$7,525,481	$10,011,061	$2,787,733	$3,714,051	$105.07	$154.05	$428,433		$866,295		$9.49
2023	$8,434,879	$12,211,462	$3,199,021	$4,196,866	$114.16	$138.46	$400,882		$900,394		$9.70
2022	$9,402,045	$7,174,921	$3,353,429	$2,801,501	$103.86	$105.96	$436,569		$853,408		$9.10
2021	$9,406,995	$15,006,040	$3,580,324	$4,894,970	$152.62	$124.89	$488,492		$712,574		$7.94
(1)	The “Compensation Actually Paid” amounts in these columns are calculated in the manner required by Item 402(v) of Regulation S-K. However, they do not represent the actual amount of compensation the Company considers to be earned by or paid to the NEOs during the applicable year. In particular, with respect to long-term equity incentive awards, “compensation actually paid” does not represent amounts actually paid to the NEO or necessarily the value that will ultimately be realized under long-term equity incentive awards. Rather, it primarily reflects the change in fair market value of equity awards during the applicable year, including for unvested awards subject to the achievement of performance targets in future years. Given the methodology under which CAP is required to be calculated, these amounts are subject to significant fluctuation based on stock price volatility and varying levels of projected and actual achievement with respect to PSU awards.
(2)	The table below sets forth the amounts deducted from and added to SCT total compensation to calculate CAP to the CEO and average CAP to the non-CEO NEOs:

	2025
Adjustments	CEO	Average of Non-CEO NEOs
Total Compensation from SCT	$8,207,849	$2,993,031
Less, Change in Pension Value reported in SCT	$—	$—
Plus, service cost	$—	$—
Plus, prior service cost for plan amendment or new plan	$—	$—
Less, value of Stock Awards and Option Awards reported in SCT	$7,220,604	$2,423,779
Plus, year-end fair value of Stock Awards and Option Awards granted during year that are outstanding and unvested at year-end	$6,959,703	$2,335,960
Plus, change in year-end fair value of Stock Awards and Option Awards granted in any prior year that are outstanding and unvested at year-end	$2,275,206	$737,569
Plus, change in year-end fair value as of vesting date of any Stock Awards and Option Awards granted in any prior year that vested during covered year	$733,392	$218,079
Less, fair value at end of prior year of Stock Awards and Option Awards that failed to meet applicable vesting conditions during year	$—	$—
Plus, dividends or other earnings paid on Stock Awards and Option Awards during year prior to vesting if not otherwise included in total compensation for year	$—	$—
Compensation Actually Paid	$10,955,546	$3,860,860

(3)	The peer group used in this Pay Versus Performance table is the Peer Group the Compensation Committee confirmed was appropriate as a reference for 2025 pay determinations, as further described in the Compensation Discussion & Analysis. The peer group used in this Pay Versus Performance table changed as compared with the peer group used last year in the Pay Versus Performance table. A detailed list of the peer group used in this Pay Versus Performance table is set forth in “Compensation Discussion and Analysis – Parties Involved in Compensation Decisions” on page 35. The peer group consists of AMETEK, Inc., Carlisle Companies Incorporated, Crane Co., Dover Corporation, Flowserve Corporation, Fortune Brands Innovations, Graco Inc. Helen of Troy Limited, Hubbell Incorporated, IDEX Corporation, Ingersoll Rand Inc., ITT Inc., John Bean Technologies Corporation, Lincoln Electric Holdings, Inc., Nordson Corporation, Owens Corning, Pentair plc, Regal Rexnord Corporation, Resideo Technologies, Rockwell Automation, Inc., Snap-on Incorporated, The Timken Company, Woodward, Inc. and Xylem Inc. The peer group used in this Pay Versus Performance table added Fortune Brands Innovations, Owens Corning and Resideo Technologies, as compared to the peer group used in the peer group used last year in the Pay Versus Performance table. The peer group TSR would have been $126.89, $102.22, $126.99, $156.59 and $182.25 for each of 2021, 2022, 2023, 2024, and 2025 respectively, had the 2024 CD&A peer group remained the same for 2025.

(4)	Pursuant to Item 402(v) of Regulation S-K, we determined Adjusted EPS to be the most important financial performance measure used to link company performance to CAP to our CEO and other NEOs in 2022, 2023, 2024 and 2025. We may determine a different financial performance measure to be the most important such measure in future years. Adjusted EBITDA is included as a supplemental measure. See Annex A for a discussion of these non-GAAP measures.

(5)	Mr. Timothy J. FitzGerald is the only CEO reflected in the Pay Versus Performance Table. For fiscal years 2025, 2024 and 2023, Messrs. Mittelman, Pool, Spittle and Fuchsen are the other NEOs reflected in the Pay Versus Performance Table. For fiscal years 2022 and 2021, Messrs. Mittelman, Martin M. Lindsay, Pool, and Spittle are the other NEOs reflected in the Pay Versus Performance Table.

(6)	In February 2026, we completed the divestiture of a majority interest in our residential kitchen business segment. For 2025, the historical results of this divested business were accounted for as discontinued operations, and accordingly are not reflected in this figure.

Company Selected Measure Name		Adjusted EPS
Named Executive Officers, Footnote

(5)	Mr. Timothy J. FitzGerald is the only CEO reflected in the Pay Versus Performance Table. For fiscal years 2025, 2024 and 2023, Messrs. Mittelman, Pool, Spittle and Fuchsen are the other NEOs reflected in the Pay Versus Performance Table. For fiscal years 2022 and 2021, Messrs. Mittelman, Martin M. Lindsay, Pool, and Spittle are the other NEOs reflected in the Pay Versus Performance Table.

Peer Group Issuers, Footnote

(3)	The peer group used in this Pay Versus Performance table is the Peer Group the Compensation Committee confirmed was appropriate as a reference for 2025 pay determinations, as further described in the Compensation Discussion & Analysis. The peer group used in this Pay Versus Performance table changed as compared with the peer group used last year in the Pay Versus Performance table. A detailed list of the peer group used in this Pay Versus Performance table is set forth in “Compensation Discussion and Analysis – Parties Involved in Compensation Decisions” on page 35. The peer group consists of AMETEK, Inc., Carlisle Companies Incorporated, Crane Co., Dover Corporation, Flowserve Corporation, Fortune Brands Innovations, Graco Inc. Helen of Troy Limited, Hubbell Incorporated, IDEX Corporation, Ingersoll Rand Inc., ITT Inc., John Bean Technologies Corporation, Lincoln Electric Holdings, Inc., Nordson Corporation, Owens Corning, Pentair plc, Regal Rexnord Corporation, Resideo Technologies, Rockwell Automation, Inc., Snap-on Incorporated, The Timken Company, Woodward, Inc. and Xylem Inc. The peer group used in this Pay Versus Performance table added Fortune Brands Innovations, Owens Corning and Resideo Technologies, as compared to the peer group used in the peer group used last year in the Pay Versus Performance table. The peer group TSR would have been $126.89, $102.22, $126.99, $156.59 and $182.25 for each of 2021, 2022, 2023, 2024, and 2025 respectively, had the 2024 CD&A peer group remained the same for 2025.

PEO Total Compensation Amount		$ 8,207,849		$ 7,525,481	$ 8,434,879	$ 9,402,045	$ 9,406,995
PEO Actually Paid Compensation Amount	[1],[2],[3]	$ 10,955,546		10,011,061	12,211,462	7,174,921	15,006,040
Adjustment To PEO Compensation, Footnote [Text Block]

	2025
Adjustments	CEO	Average of Non-CEO NEOs
Total Compensation from SCT	$8,207,849	$2,993,031
Less, Change in Pension Value reported in SCT	$—	$—
Plus, service cost	$—	$—
Plus, prior service cost for plan amendment or new plan	$—	$—
Less, value of Stock Awards and Option Awards reported in SCT	$7,220,604	$2,423,779
Plus, year-end fair value of Stock Awards and Option Awards granted during year that are outstanding and unvested at year-end	$6,959,703	$2,335,960
Plus, change in year-end fair value of Stock Awards and Option Awards granted in any prior year that are outstanding and unvested at year-end	$2,275,206	$737,569
Plus, change in year-end fair value as of vesting date of any Stock Awards and Option Awards granted in any prior year that vested during covered year	$733,392	$218,079
Less, fair value at end of prior year of Stock Awards and Option Awards that failed to meet applicable vesting conditions during year	$—	$—
Plus, dividends or other earnings paid on Stock Awards and Option Awards during year prior to vesting if not otherwise included in total compensation for year	$—	$—
Compensation Actually Paid	$10,955,546	$3,860,860

Non-PEO NEO Average Total Compensation Amount		$ 2,993,031		2,787,733	3,199,021	3,353,429	3,580,324
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2],[3]	$ 3,860,860		3,714,051	4,196,866	2,801,501	4,894,970
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	2025
Adjustments	CEO	Average of Non-CEO NEOs
Total Compensation from SCT	$8,207,849	$2,993,031
Less, Change in Pension Value reported in SCT	$—	$—
Plus, service cost	$—	$—
Plus, prior service cost for plan amendment or new plan	$—	$—
Less, value of Stock Awards and Option Awards reported in SCT	$7,220,604	$2,423,779
Plus, year-end fair value of Stock Awards and Option Awards granted during year that are outstanding and unvested at year-end	$6,959,703	$2,335,960
Plus, change in year-end fair value of Stock Awards and Option Awards granted in any prior year that are outstanding and unvested at year-end	$2,275,206	$737,569
Plus, change in year-end fair value as of vesting date of any Stock Awards and Option Awards granted in any prior year that vested during covered year	$733,392	$218,079
Less, fair value at end of prior year of Stock Awards and Option Awards that failed to meet applicable vesting conditions during year	$—	$—
Plus, dividends or other earnings paid on Stock Awards and Option Awards during year prior to vesting if not otherwise included in total compensation for year	$—	$—
Compensation Actually Paid	$10,955,546	$3,860,860

Compensation Actually Paid vs. Total Shareholder Return		Total Stockholder Return
Compensation Actually Paid vs. Net Income		Net Income
Compensation Actually Paid vs. Company Selected Measure		Compensation Actually Paid Versus Adjusted EPS (Company Selected Measure)
Total Shareholder Return Vs Peer Group		Total Stockholder Return
Tabular List, Table

Most Important Financial Measures

The table below contains an unranked list of the most important financial performance measures used to link compensation actually paid to the NEOs to Company performance. Measures that were used to link executive compensation to Company performance are further described in the Compensation Discussion & Analysis.

Most Important Financial Measures
EBITDA$
EBITDA%
Adjusted EPS Growth
Return on Invested Capital

Total Shareholder Return Amount		$ 115.32		105.07	114.16	103.86	152.62
Peer Group Total Shareholder Return Amount	[4]	167.10		154.05	138.46	105.96	124.89
Net Income (Loss) Attributable to Parent		$ 367,267,000	[5]	$ 428,433,000	$ 400,882,000	$ 436,569,000	$ 488,492,000
Company Selected Measure Amount | $ / shares	[6]	8.39	[5]	9.49	9.70	9.10	7.94
PEO Name		Mr. Timothy J. FitzGerald		Mr. Timothy J. FitzGerald	Mr. Timothy J. FitzGerald	Mr. Timothy J. FitzGerald	Mr. Timothy J. FitzGerald
PEO [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0
PEO [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member] | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		7,220,604
PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		6,959,703
PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,275,206
PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		733,392
PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Non-PEO NEO [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Non-PEO NEO [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Non-PEO NEO [Member] | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,423,779
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,335,960
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		737,569
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		218,079
Non-PEO NEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Non-PEO NEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure		Compensation Actually Paid Versus Adjusted EBITDA (EBITDA$)
Measure Name		Adjusted EPS Growth
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Other Performance Measure, Amount	[6]	719,490,000	[5]	866,295,000	900,394,000	853,408,000	712,574,000
Measure Name		EBITDA$
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		EBITDA%
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Return on Invested Capital

[1]	Mr. Timothy J. FitzGerald is the only CEO reflected in the Pay Versus Performance Table. For fiscal years 2025, 2024 and 2023, Messrs. Mittelman, Pool, Spittle and Fuchsen are the other NEOs reflected in the Pay Versus Performance Table. For fiscal years 2022 and 2021, Messrs. Mittelman, Martin M. Lindsay, Pool, and Spittle are the other NEOs reflected in the Pay Versus Performance Table.
[2]	The table below sets forth the amounts deducted from and added to SCT total compensation to calculate CAP to the CEO and average CAP to the non-CEO NEOs:
[3]	The “Compensation Actually Paid” amounts in these columns are calculated in the manner required by Item 402(v) of Regulation S-K. However, they do not represent the actual amount of compensation the Company considers to be earned by or paid to the NEOs during the applicable year. In particular, with respect to long-term equity incentive awards, “compensation actually paid” does not represent amounts actually paid to the NEO or necessarily the value that will ultimately be realized under long-term equity incentive awards. Rather, it primarily reflects the change in fair market value of equity awards during the applicable year, including for unvested awards subject to the achievement of performance targets in future years. Given the methodology under which CAP is required to be calculated, these amounts are subject to significant fluctuation based on stock price volatility and varying levels of projected and actual achievement with respect to PSU awards.
[4]	The peer group used in this Pay Versus Performance table is the Peer Group the Compensation Committee confirmed was appropriate as a reference for 2025 pay determinations, as further described in the Compensation Discussion & Analysis. The peer group used in this Pay Versus Performance table changed as compared with the peer group used last year in the Pay Versus Performance table. A detailed list of the peer group used in this Pay Versus Performance table is set forth in “Compensation Discussion and Analysis – Parties Involved in Compensation Decisions” on page 36. The peer group consists of AMETEK, Inc., Carlisle Companies Incorporated, Crane Co., Dover Corporation, Flowserve Corporation, Fortune Brands Innovations, Graco Inc. Helen of Troy Limited, Hubbell Incorporated, IDEX Corporation, Ingersoll Rand Inc., ITT Inc., John Bean Technologies Corporation, Lincoln Electric Holdings, Inc., Nordson Corporation, Owens Corning, Pentair plc, Regal Rexnord Corporation, Resideo Technologies, Rockwell Automation, Inc., Snap-on Incorporated, The Timken Company, Woodward, Inc. and Xylem Inc. The peer group used in this Pay Versus Performance table added Fortune Brands Innovations, Owens Corning and Resideo Technologies, as compared to the peer group used in the peer group used last year in the Pay Versus Performance table. The peer group TSR would have been $126.89, $102.22, $126.99, $156.59 and $182.25 for each of 2021, 2022, 2023, 2024, and 2025 respectively, had the 2024 CD&A peer group remained the same for 2025.
[5]	In February 2026, we completed the divestiture of a majority interest in our residential kitchen business segment. For 2025, the historical results of this divested business were accounted for as discontinued operations, and accordingly are not reflected in this figure.
[6]	Pursuant to Item 402(v) of Regulation S-K, we determined Adjusted EPS to be the most important financial performance measure used to link company performance to CAP to our CEO and other NEOs in 2022, 2023, 2024 and 2025. We may determine a different financial performance measure to be the most important such measure in future years. Adjusted EBITDA is included as a supplemental measure. See Annex A for a discussion of these non-GAAP measures.